Post-Employment Benefit Obligations - Summary of Changes in Post-employment Defined Benefit Obligations (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Net Defined Benefit Liability Asset [Abstract]
Beginning balance	[1]	$ 65,831	$ 71,621
Current service cost		1,608	1,748
Interest cost		3,548	3,686
Actuarial (gains) losses from changes in financial assumptions		(1,302)	1,270
Actuarial (gains) losses from changes in experience adjustments		1,659	1,963
Foreign currency translation differences		6,818	(8,967)
Contributions paid		(14,080)	(5,817)
Transfer of employees		(24)	327
Ending balance		$ 64,058	$ 65,831	[1]

[1]	See Note 3.